Background and Basis of Presentation	3 Months Ended
Mar. 31, 2012
Background and Basis of Presentation/Summary of Significant Accounting Policies [Abstract]
Background and Basis of Presentation

Note 1. Background and Basis of Presentation

Background

Xylem Inc. (“Xylem” or the “Company”) is a leading equipment and service provider for water and wastewater applications with a broad portfolio of products and services addressing the full cycle of water, from collection, distribution and use to the return of water to the environment. Xylem operates in two segments, Water Infrastructure and Applied Water. The Water Infrastructure segment focuses on the transportation, treatment and testing of water, offering a range of products including water and wastewater pumps, treatment and testing equipment, and controls and systems. The Applied Water segment encompasses all the uses of water and focuses on the residential, commercial, industrial and agricultural markets. The segment’s major products include pumps, valves, heat exchangers, controls and dispensing equipment. Xylem Inc. (f/k/a ITT WCO, Inc.) was incorporated in Indiana on May 4, 2011. The name of the Company was changed from ITT WCO, Inc. to Xylem Inc. on July 14, 2011.

On October 31, 2011, ITT Corporation (“ITT”) completed the Spin-off of Xylem, formerly ITT’s water equipment and services businesses (the “Spin-off”). Effective as of 12:01 a.m., Eastern time on October 31, 2011 (the “Distribution Date”), the common stock of Xylem was distributed, on a pro rata basis, to ITT’s shareholders of record as of the close of business on October 17, 2011 (the “Record Date”). On the Distribution Date, each of the shareholders of ITT received one share of Xylem common stock for every one share of common stock of ITT held on the Record Date.

The Spin-off was completed pursuant to the Distribution Agreement, dated as of October 25, 2011 (the “Distribution Agreement”), among ITT, Exelis Inc. (“Exelis”) and Xylem. After the Distribution Date, ITT did not beneficially own any shares of Xylem common stock and, following such date, financial results of Xylem will not be consolidated in ITT’s financial reporting. Xylem’s Registration Statement on Form 10 filed with the U.S. Securities and Exchange Commission (“SEC”) was declared effective on October 6, 2011. Xylem’s common stock began “regular-way” trading on the New York Stock Exchange on November 1, 2011 under the symbol “XYL”.

Hereinafter, except as otherwise indicated or unless the context otherwise requires, “Xylem,” “we,” “us,” “our” and “the Company” refer to Xylem Inc. and its subsidiaries. References in the notes to the condensed consolidated and combined financial statements to “ITT” or “parent” refer to ITT Corporation and its consolidated subsidiaries (other than Xylem Inc.).

Basis of Presentation

The interim condensed consolidated and combined financial statements reflect our financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All intracompany transactions between our businesses have been eliminated. On and prior to October 31, 2011, our financial position, results of operations and cash flows consisted of the water equipment and services businesses of ITT Corporation (“WaterCo”) and have been derived from ITT’s historical accounting records and are presented on a carve-out basis through the Distribution Date, while our financial results for Xylem post Spin-off are prepared on a stand-alone basis. As such, our Condensed Consolidated and Combined Statements of Income, Comprehensive Income, and Cash Flows for the three months ended March 31, 2012 consist of the consolidated results of Xylem on a stand-alone basis and for the three months ended March 31, 2011 consist entirely of the combined results of WaterCo on a carve-out basis.

For periods prior to the Spin-off, our condensed consolidated and combined financial statements include expense allocations for (i) certain corporate functions historically provided by ITT, including, but not limited to, finance, legal, information technology, human resources, communications, ethics and compliance, and shared services, (ii) employee benefits and incentives, and (iii) share-based compensation. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder allocated on the basis of revenue, headcount or other measures.

Both we and ITT consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expense we would have incurred as an independent, publicly traded company for the periods presented. Actual costs that may have been incurred if we had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. Pursuant to the Spin-off, we have performed these functions using our own resources or purchased services, certain of which have been provided by ITT and Exelis under the Transition Services Agreement, at a cost of approximately $1 million per quarter that is expected to extend for a period of 3 to 24 months from the Distribution Date in most circumstances.

The unaudited interim condensed combined financial statements have been prepared pursuant to the rules and regulations of the SEC and, in the opinion of management, reflect all adjustments (which include normal recurring adjustments) considered necessary for a fair presentation of the financial position, results of operations, and cash flows for the periods presented. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such SEC rules. We believe that the disclosures made are adequate to make the information presented not misleading. We consistently applied the accounting policies described in our Annual Report on Form 10-K for the year ended December 31, 2011 (“2011 Annual Report”) in preparing these unaudited financial statements, with the exception of accounting standard updates described in Note 2 adopted on January 1, 2012. These financial statements should be read in conjunction with the audited consolidated and combined financial statements and the notes thereto included in our 2011 Annual Report.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Estimates are revised as additional information becomes available. Estimates and assumptions are used for, but not limited to, postretirement obligations and assets, revenue recognition, income tax contingency accruals and valuation allowances, goodwill impairment testing and contingent liabilities. Actual results could differ from these estimates. Additionally, our interim condensed consolidated and combined financial statements may not be indicative of our future performance.

Our quarterly financial periods end on the Saturday closest to the last day of the calendar quarter, except for the fourth quarter which ends on December 31st. For ease of presentation, the quarterly financial statements included herein are described as ending on the last day of the calendar quarter.